Property and Equipment, net - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Nov. 01, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, net
Depreciation and amortization		$ 24	$ 24	$ 95	$ 95
Cara Therapeutics, Inc.
Property and Equipment, net
Transfer of property and equipment per lease assignment				(3,417)
Realized gain on sale of property and equipment				0	0	$ 0
Depreciation and amortization		$ 0	$ 42	$ 192	$ 259	$ 248
Cara Therapeutics, Inc. | Assignment of New Lease [Member]
Property and Equipment, net
Transfer of property and equipment per lease assignment	$ (3,417)
Realized gain on sale of property and equipment	$ 0